Trade and Other Payables (Details) - Schedule of Trade and Other Payables - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Trade and Other Payables [Abstract]
Trade payable	$ 575,268	$ 1,391,525
Accrued liabilities	588,568	889,028
Total	$ 1,163,836	$ 2,280,553